CERTAIN TRANSACTIONS (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Mar. 02, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Noncash Or Part Noncash Acquisitions [Line Items]
Total consideration			$ 33,400
Acquisition Cash Consideration			33,400
Japanese Business Venture Minority Interest			1,600
Acquisition costs			261	$ 221	$ 13
Labrys Biologics [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Total consideration			207
Acquisition Cash Consideration			207
Rimsa [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Total consideration	$ 2,300
Acquisition Cash Consideration	$ 2,300
Gross Contractual Amount Receivable			47
Receivable Not Expected To Be Collected			3
Actavis [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Net Debt Proceeds			20,300
Cash On Hand Consideration			8,100
Debt Issuance Costs			100
Total Equity Issuance Costs			200
Gross Contractual Amount Receivable			3,313
Receivable Not Expected To Be Collected			102
Litigation Matters Assumed By Teva			513
Working Capital Adjustments			223
Net Gain Teva From Products			720
Goodwill Disposal			99
Proceeds From Sale Of The Business		$ 527	1,218
Tramsaction Cost			143
Other Current Assets Related To Divestitures			$ 1,647
Shares Adjusted DiscountRate			5.80%
Total Associated Cost			$ 96
Associated Cost			143
Auspex [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Total consideration			3,300
Acquisition Cash Consideration			$ 3,300
Actavis Therty Year Notes [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
The Effective average interest rate of the newly issued notes			2.32%
Actavis Debt Issuances Cur Dolar [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt			$ 15,000
Actavis Debt Issuances Cur Euro [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt			4,000
Actavis Debt Issuances Cur Chf [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt			1,000
Actavis Debt Issuances Cur Total [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt			20,400
Anda [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Cash Consideration			500
Other Treansactions [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Non Cash Consideration			1,800
Transactions Costs			25
Regeneron [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Research And Development Costs			1,000
Upfront Payment			250
Celltrion [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Payment			160
Refundable Payment			$ 60
Takeda [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Weighted Average Amortization Period			15